Other Payables and Accruals	12 Months Ended
Dec. 31, 2023
Other Payables and Accruals
Other Payables and Accruals

5.           Other Payables and Accruals

Other payables and accruals consist of the following:

	December 31,	December 31,
	2022	2023
	HK$	HK$

Accrued salaries, wages and bonus	40	40
Accrued audit and professional fees	735	1,133
	775	1,173